UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09571

Nuveen Senior Income Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       July 31

Date of reporting period:  April 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

NSL

Nuveen Senior Income Fund
Portfolio of Investments	April 30, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 153.5% (95.2% of Total Investments)

	VARIABLE RATE SENIOR LOAN INTERESTS – 135.5% (84.0% of Total Investments) (4)

	Aerospace & Defense – 2.5% (1.6% of Total Investments)

$1,829	B/E Aerospace, Inc., Term Loan B, First Lien	4.000%	12/16/21	BB+	$1,841,566
3,343	Sequa Corporation, Term Loan B	5.250%	6/19/17	CCC+	2,577,100
1,981	Transdigm, Inc., Term Loan E, First Lien	3.500%	5/16/22	BB	1,964,866
7,153	Total Aerospace & Defense				6,383,532

	Air Freight & Logistics – 0.6% (0.4% of Total Investments)

1,496	XPO Logistics, Inc., Term Loan B	5.500%	10/27/21	Ba1	1,507,005

	Airlines – 2.3% (1.4% of Total Investments)

1,466	American Airlines, Inc., Term Loan B, First Lien	3.250%	6/29/20	BB+	1,460,369
1,980	American Airlines, Inc., Term Loan B, First Lien	3.500%	10/08/21	BB+	1,981,083
2,450	US Airways, Inc., Term Loan B1	3.500%	5/23/19	BB+	2,452,041
5,896	Total Airlines				5,893,493

	Automobiles – 2.2% (1.4% of Total Investments)

1,430	Chrysler Group LLC, Tranche B, Term Loan	3.250%	12/31/18	BBB–	1,431,593
3,341	Formula One Group, Term Loan, First Lien	4.750%	7/30/21	B	3,287,037
1,000	Formula One Group, Term Loan, Second Lien	7.750%	7/29/22	CCC+	946,667
5,771	Total Automobiles				5,665,297

	Building Products – 1.0% (0.6% of Total Investments)

1,177	Gates Global LLC, Term Loan	4.250%	7/06/21	B+	1,131,407
1,418	Quikrete Holdings, Inc., Term Loan, First Lien	4.000%	9/28/20	BB–	1,417,871
2,595	Total Building Products				2,549,278

	Capital Markets – 0.6% (0.4% of Total Investments)

1,463	Guggenheim Partners LLC, Initial Term Loan	4.250%	7/22/20	N/R	1,465,852

	Chemicals – 2.1% (1.3% of Total Investments)

1,530	Ineos US Finance LLC, Cash Dollar, Term Loan	3.750%	5/04/18	BB–	1,531,154
332	Ineos US Finance LLC, Term Loan B, First Lien	4.250%	3/31/22	BB–	331,601
1,595	Mineral Technologies, Inc., Term Loan B2	4.750%	5/07/21	BB	1,591,938
748	OM Group, Inc., Term Loan, First Lien	7.000%	10/28/21	B	699,497
1,159	Univar, Inc., Term Loan B, First Lien	4.250%	7/01/22	BB–	1,146,019
5,364	Total Chemicals				5,300,209

	Commercial Services & Supplies – 3.1% (2.0% of Total Investments)

498	Acosta, Inc., Term Loan B	4.250%	9/26/21	B1	493,225
130	Education Management LLC, Tranche A, Term Loan, (5)	5.500%	7/02/20	N/R	35,853
236	Education Management LLC, Tranche B, Term Loan, (5)	8.500%	7/02/20	N/R	12,383
794	CCS Income Trust, Term Loan, First Lien	6.250%	5/15/18	B–	724,574
2,278	iQor US, Inc., Term Loan, First Lien	6.000%	4/01/21	B	1,890,737
250	iQor US, Inc., Term Loan, Second Lien	9.750%	4/01/22	CCC+	182,500
1,000	KAR Auction Services, Inc., Term Loan B3, First Lien	4.250%	3/04/23	BB–	1,003,750
1,200	Protection One, Inc., Term Loan B, (WI/DD)	TBD	TBD	Ba2	1,205,813
1,493	Protection One, Inc., Term Loan, First Lien	5.000%	7/01/21	BB–	1,496,854
998	Universal Services of America, Term Loan, First Lien	4.750%	7/28/22	B	979,628
8,877	Total Commercial Services & Supplies				8,025,317

Nuveen Investments	1

NSL	Nuveen Senior Income Fund
	Portfolio of Investments (continued)	April 30, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (2)	Ratings (3)	Value

	Communications Equipment – 1.4% (0.8% of Total Investments)

$3,163	Avaya, Inc., Term Loan B3	5.134%	10/26/17	B2	$2,232,799
326	Avaya, Inc., Term Loan B6	6.500%	3/31/18	B2	219,856
21	Commscope, Inc., Term Loan B, First Lien	3.828%	12/29/22	BB	20,790
975	Riverbed Technology, Inc., Term Loan B, First Lien	5.750%	4/25/22	B1	983,286
4,485	Total Communications Equipment				3,456,731

	Consumer Finance – 2.4% (1.5% of Total Investments)

4,500	First Data Corporation, Term Loan B, First Lien	4.439%	3/24/21	BB	4,516,327
1,500	First Data Corporation, Term Loan B	4.189%	7/08/22	BB	1,501,339
6,000	Total Consumer Finance				6,017,666

	Containers & Packaging – 0.9% (0.5% of Total Investments)

902	Berry Plastics Holding Corporation, Term Loan F	4.000%	10/03/22	BB	906,097
1,277	BWAY Holding Company, Term Loan B, First Lien	5.500%	8/14/20	B2	1,275,015
2,179	Total Containers & Packaging				2,181,112

	Diversified Consumer Services – 5.8% (3.6% of Total Investments)

995	AlixPartners LLP, Term Loan B, First Lien	4.500%	7/28/22	B+	998,421
4,836	Cengage Learning Acquisitions, Inc., Exit Term Loan	7.000%	3/31/20	B+	4,816,481
2,844	Harland Clarke Holdings Corporation, Term Loan B3	7.000%	5/22/18	BB–	2,813,629
2,876	Hilton Hotels Corporation, Term Loan B2	3.500%	10/25/20	BBB–	2,887,726
1,489	Houghton Mifflin, Term Loan B, First Lien	4.000%	5/28/21	BB	1,460,836
108	Laureate Education, Inc., Term Loan B	5.000%	6/15/18	B	100,150
1,808	ServiceMaster Company, Term Loan	4.250%	7/01/21	BB	1,817,162
14,956	Total Diversified Consumer Services				14,894,405

	Diversified Financial Services – 0.8% (0.5% of Total Investments)

993	MJ Acquisition Corp., Term Loan, First Lien	4.000%	6/01/22	BB–	990,019
1,100	MGM Growth Properties, Term Loan B	4.000%	4/07/23	BB	1,108,250
2,093	Total Diversified Financial Services				2,098,269

	Diversified Telecommunication Services – 5.1% (3.1% of Total Investments)

1,903	Frontier Communications Corporation, Term Loan A, Delayed Draw, First Lien, (DD1)	2.940%	3/31/21	BB	1,806,543
852	Greeneden U.S. Holdings II LLC, Term Loan B	4.000%	2/08/20	B	842,072
591	Intelsat Jackson Holdings, S.A., Tranche B2, Term Loan	3.750%	6/30/19	B1	555,303
1,667	Level 3 Financing, Inc., Term Loan, Tranche B3	4.000%	8/01/19	Ba1	1,674,167
3,095	WideOpenWest Finance LLC, Term Loan B	4.500%	4/01/19	Ba3	3,085,391
1,849	Ziggo N.V., Term Loan B1	3.652%	1/15/22	BB–	1,845,037
1,191	Ziggo N.V., Term Loan B2	3.648%	1/15/22	BB–	1,188,977
1,960	Ziggo N.V., Term Loan B3, Delayed Draw	3.601%	1/15/22	BB–	1,955,442
13,108	Total Diversified Telecommunication Services				12,952,932

	Electric Utilities – 0.4% (0.2% of Total Investments)

1,000	Energy Future Intermediate Holding Company, Term Loan	4.250%	12/19/16	N/R	1,000,417

	Electronic Equipment, Instruments & Components – 1.2% (0.8% of Total Investments)

1,475	SMART Modular Technologies, Inc., Term Loan B	8.250%	8/31/17	B	1,253,355
1,875	TTM Technologies, Term Loan B	6.000%	5/31/21	B+	1,840,273
3,350	Total Electronic Equipment, Instruments & Components				3,093,628

	Energy Equipment & Services – 0.7% (0.5% of Total Investments)

333	Dynamic Energy Services International LLC, Term Loan	9.500%	3/06/18	B3	294,490
2,500	Drill Rigs Holdings, Inc., Tranche B1, Term Loan	6.000%	3/31/21	CCC+	1,224,857
500	Seventy Seven Operating LLC, Term Loan B, (WI/DD)	TBD	TBD	CCC	392,500
3,333	Total Energy Equipment & Services				1,911,847

2	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (2)	Ratings (3)	Value

	Food & Staples Retailing – 8.6% (5.3% of Total Investments)

$2,455	Albertson’s LLC, Term Loan B2	5.500%	3/21/19	BB	$2,462,037
12,870	Albertson’s LLC, Term Loan B4	5.500%	8/25/21	BB	12,931,673
2,287	BJ’s Wholesale Club, Inc., Replacement Loan, First Lien	4.500%	9/26/19	B–	2,269,392
1,990	BJ’s Wholesale Club, Inc., Replacement Loan, Second Lien	8.500%	3/26/20	CCC	1,935,735
1,375	Rite Aid Corporation, Tranche 2, Term Loan, Second Lien	4.875%	6/21/21	BB	1,380,156
969	Supervalu, Inc., New Term Loan	4.500%	3/21/19	BB	960,769
21,946	Total Food & Staples Retailing				21,939,762

	Food Products – 6.8% (4.2% of Total Investments)

983	Hearthside Group Holdings, Term Loan, First Lien	4.500%	6/02/21	B1	981,542
3,282	Jacobs Douwe Egberts, Term Loan B	4.250%	7/02/22	BB	3,294,528
2,367	Keurig Green Mountain, Inc., Term Loan B, First Lien	5.250%	3/03/23	BB	2,380,945
7,923	US Foods, Inc., Incremental Term Loan	4.500%	3/31/19	B	7,923,470
2,966	Wilton Products, Inc., Tranche B, Term Loan	8.500%	8/30/18	N/R	2,684,402
17,521	Total Food Products				17,264,887

	Health Care Equipment & Supplies – 3.9% (2.5% of Total Investments)

580	Ardent Medical Services, Inc., Term Loan B, First Lien	6.500%	8/04/21	B1	582,672
649	CareCore National LLC, Term Loan	5.500%	3/05/21	B	608,597
3,252	Onex Carestream Finance LP, Term Loan, First Lien	5.000%	6/07/19	B+	3,137,780
973	Onex Carestream Finance LP, Term Loan, Second Lien	9.500%	12/09/19	B–	858,358
955	ConvaTec Healthcare, Term Loan B	4.250%	6/15/20	N/R	959,352
998	Greatbatch, Inc., Term Loan B	5.250%	10/14/22	B+	1,002,332
2,090	Kinetic Concepts, Inc., Incremental Term Loan E1	4.500%	5/04/18	BB–	2,092,082
860	Sterigenics International, Inc., Term Loan B	4.250%	5/16/22	B1	860,491
10,357	Total Health Care Equipment & Supplies				10,101,664

	Health Care Providers & Services – 6.3% (3.9% of Total Investments)

5	Community Health Systems, Inc., Term Loan F	3.750%	12/31/18	BB	4,986
523	Community Health Systems, Inc., Term Loan G	3.750%	12/31/19	BB	515,871
1,046	Community Health Systems, Inc., Term Loan H	4.000%	1/27/21	BB	1,032,294
2,285	DaVita HealthCare Partners, Inc., Tranche B, Term Loan	3.500%	6/24/21	Ba1	2,296,205
2,446	Drumm Investors LLC, Term Loan	9.500%	5/04/18	B	2,385,201
562	Genesis Healthcare LLC, Term Loan	11.000%	12/04/17	B–	559,275
987	Healogics, Inc., Term Loan, First Lien	5.250%	7/01/21	B	935,319
1,708	Heartland Dental Care, Inc., Term Loan, First Lien	5.500%	12/21/18	B1	1,691,318
500	Heartland Dental Care, Inc., Term Loan, Second Lien	9.750%	6/21/19	CCC	478,334
399	Kindred Healthcare, Inc., Term Loan B, First Lien	4.250%	4/09/21	Ba2	397,987
767	LHP Operations Co. LLC, Term Loan B	9.000%	7/03/18	B2	762,773
2,009	Millennium Laboratories, Inc., Term Loan B, First Lien	7.500%	12/21/20	N/R	1,566,837
591	National Mentor Holdings, Inc., Term Loan B	4.250%	1/31/21	B+	590,545
1,110	Quorum Health Corp., Term Loan B , (WI/DD)	TBD	TBD	B1	1,109,827
740	Select Medical Corporation, Term Loan E, Tranche B, First Lien	6.000%	6/01/18	Ba2	740,796
966	Select Medical Corporation, Term Loan F, First Lien	6.000%	3/03/21	Ba2	975,447
16,644	Total Health Care Providers & Services				16,043,015

	Health Care Technology – 0.5% (0.3% of Total Investments)

1,319	Catalent Pharma Solutions, Inc., Term Loan	4.250%	5/20/21	BB	1,326,890

	Hotels, Restaurants & Leisure – 7.1% (4.4% of Total Investments)

3,544	Burger King Corporation, Term Loan B	3.750%	12/10/21	Ba3	3,554,029
3,163	CCM Merger, Inc., Term Loan B	4.500%	8/08/21	BB–	3,178,354
1,826	CityCenter Holdings LLC, Term Loan	4.250%	10/16/20	BB	1,833,715
1,559	Intrawest Resorts Holdings, Inc., Term Loan B, First Lien	5.000%	12/09/20	CCC	1,561,896
1,489	Life Time Fitness, Inc., Term Loan B	4.250%	6/10/22	BB–	1,483,167
1,955	Scientific Games Corporation, Term Loan	6.000%	10/18/20	BB–	1,930,563
1,977	Scientific Games Corporation, Term Loan B2	6.000%	10/01/21	BB–	1,953,375
904	Seaworld Parks and Entertainment, Inc., Term Loan B2	3.000%	5/14/20	BB	884,253
1,748	Station Casino LLC, Term Loan B	4.250%	3/02/20	B+	1,754,009
18,165	Total Hotels, Restaurants & Leisure				18,133,361

Nuveen Investments	3

NSL	Nuveen Senior Income Fund
	Portfolio of Investments (continued)	April 30, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (2)	Ratings (3)	Value

	Household Durables – 0.2% (0.1% of Total Investments)

$443	Serta Simmons Holdings LLC, Term Loan	4.250%	10/01/19	BB–	$444,406

	Industrial Conglomerates – 0.5% (0.3% of Total Investments)

1,364	Brand Energy & Infrastructure Services, Inc., Initial Term Loan	4.750%	11/26/20	B1	1,352,235

	Insurance – 2.3% (1.4% of Total Investments)

2,322	Alliant Holdings I LLC, Initial Term Loan B, First Lien	4.500%	8/12/22	B	2,306,086
998	AssuredPartners Capital, Inc., Term Loan, First Lien	5.750%	10/21/22	B	996,253
2,683	Hub International Holdings, Inc., Initial Term Loan	4.250%	10/02/20	Ba3	2,663,233
6,003	Total Insurance				5,965,572

	Internet & Catalog Retail – 1.2% (0.7% of Total Investments)

2,958	Travelport LLC, Term Loan B, First Lien	5.750%	9/02/21	B+	2,968,170

	Internet Software & Services – 2.1% (1.3% of Total Investments)

995	Ancestry.com, Inc., Term Loan B	5.000%	8/29/22	Ba3	997,021
488	Sabre Inc., Term Loan B2	4.000%	2/19/19	Ba2	489,430
726	Sabre Inc., Term Loan	4.000%	2/19/19	Ba2	728,422
116	Sabre Inc., Term Loan C	3.500%	2/19/18	Ba2	116,029
3,300	Tibco Software, Inc., Term Loan B	6.500%	12/04/20	B1	2,994,750
5,625	Total Internet Software & Services				5,325,652

	IT Services – 1.1% (0.7% of Total Investments)

2,061	EIG Investors Corp., Term Loan, First Lien	6.480%	11/09/19	B1	1,986,205
199	Mitchell International, Inc., Initial Term Loan B, First Lien	4.500%	10/13/20	B1	197,771
283	VFH Parent LLC, New Term Loan	5.250%	11/08/19	N/R	283,421
451	Zayo Group LLC, Term Loan B2	4.500%	5/06/21	Ba2	454,126
2,994	Total IT Services				2,921,523

	Leisure Products – 1.9% (1.2% of Total Investments)

1,495	24 Hour Fitness Worldwide, Inc., Term Loan B	4.750%	5/28/21	Ba3	1,449,675
1,736	Academy, Ltd., Term Loan B	5.000%	7/01/22	B	1,710,341
1,164	Equinox Holdings, Inc., New Initial Term Loan, First Lien	5.000%	1/31/20	B1	1,162,589
500	Four Seasons Holdings, Inc., Term Loan, Second Lien	6.250%	12/27/20	B–	499,583
4,895	Total Leisure Products				4,822,188

	Machinery – 0.4% (0.2% of Total Investments)

494	Rexnord LLC, Term Loan B	4.000%	8/21/20	BB–	491,773
500	Vizient, Inc., Term Loan B, First Lien	6.250%	2/13/23	B1	504,791
994	Total Machinery				996,564

	Marine – 0.3% (0.2% of Total Investments)

750	American Commercial Lines LLC, Term Loan B, First Lien	9.750%	11/06/20	B	656,250

	Media – 12.6% (7.8% of Total Investments)

1,280	Advantage Sales & Marketing, Inc., Term Loan, First Lien	4.250%	7/23/21	B1	1,270,296
950	Advantage Sales & Marketing, Inc., Term Loan, Second Lien	7.500%	7/25/22	CCC+	900,125
639	Affinion Group Holdings, Inc., Initial Term Loan, Second Lien	8.500%	10/31/18	Caa1	504,647
995	Affinion Group Holdings, Inc., Term Loan, First Lien	6.750%	4/30/18	B1	878,954
1,474	Catalina Marketing Corporation, Term Loan, First Lien	4.500%	4/09/21	B1	1,258,214
1,000	Catalina Marketing Corporation, Term Loan, Second Lien	7.750%	4/11/22	Caa1	637,500
3,482	Cequel Communications LLC, Extended Term Loan	4.250%	12/14/22	BB–	3,484,909
3,000	Charter Communications Operating Holdings LLC, Term Loan I	3.500%	1/24/23	BBB–	3,016,338
2,111	Clear Channel Communications, Inc., Term Loan E	7.935%	7/30/19	Caa1	1,574,954
1,500	Clear Channel Communications, Inc., Tranche D, Term Loan	7.185%	1/30/19	Caa1	1,122,891
6,705	Cumulus Media, Inc., Term Loan B	4.250%	12/23/20	B3	4,633,590
1,247	Emerald Expositions Holdings, Inc., Term Loan, First Lien	4.750%	6/17/20	BB–	1,249,005
445	Gray Television, Inc., Initial Term Loan	3.938%	6/13/21	BB	446,207
983	IMG Worldwide, Inc., First Lien	5.250%	5/06/21	B1	983,515
750	Lions Gate Entertainment Corporation, Term Loan B, Second Lien	5.000%	3/17/22	BB–	735,000

4	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (2)	Ratings (3)	Value

	Media (continued)

$1,481	McGraw-Hill Education Holdings LLC, Term Loan B	6.250%	3/22/19	B+	$1,483,792
998	Numericable Group S.A., Term Loan	4.750%	2/10/23	B+	1,000,149
1,642	Springer Science & Business Media, Inc., Term Loan B9, First Lien	4.750%	8/14/20	B1	1,606,621
3,790	Univision Communications, Inc., Replacement Term Loan, First Lien	4.000%	3/01/20	B+	3,794,513
1,294	WMG Acquisition Corporation, Tranche B, Refinancing Term Loan	3.750%	7/01/20	B1	1,283,764
155	Yell Group PLC, Term Loan A2	5.624%	3/01/19	N/R	458,401
7	Yell Group PLC, Term Loan A2, (6)	1.500%	3/03/19	N/R	—
764	Yell Group PLC, Term Loan B2, PIK, (6)	0.000%	3/03/24	N/R	—
36,692	Total Media				32,323,385

	Metals & Mining – 0.5% (0.3% of Total Investments)

1,470	Fortescue Metals Group, Ltd., Term Loan B, First Lien, (WI/DD)	TBD	TBD	BBB–	1,391,171

	Multiline Retail – 2.2% (1.4% of Total Investments)

990	Bass Pro Group LLC, Term Loan B, First Lien	4.000%	6/05/20	BB–	979,481
1,500	Belk, Inc., Term Loan B, First Lien	5.750%	12/12/22	B+	1,341,562
1,824	Dollar Tree, Inc., Term Loan B1	3.500%	7/06/22	BBB	1,831,788
830	Dollar Tree, Inc., Term Loan B2	4.250%	7/06/22	BBB	832,204
691	Hudson’s Bay Company, Term Loan B, First Lien	4.750%	9/30/22	BB	695,025
5,835	Total Multiline Retail				5,680,060

	Oil, Gas & Consumable Fuels – 1.7% (1.0% of Total Investments)

719	California Resources Corporation, Term Loan A, First Lien, (WI/DD)	TBD	TBD	B1	625,312
337	Crestwood Holdings LLC, Term Loan B	8.619%	6/19/19	B–	301,277
2,192	Energy and Exploration Partners, Term Loan, (5)	0.000%	1/22/19	N/R	252,062
500	Fieldwood Energy LLC, Term Loan, First Lien, (DD1)	3.875%	10/01/18	B–	377,500
584	Fieldwood Energy LLC, Term Loan, Second Lien, (DD1)	8.375%	9/30/20	CCC–	159,864
1,753	Harvey Gulf International Marine, Inc., Term Loan B, (DD1)	5.500%	6/18/20	B–	1,027,021
1,837	Seadrill Partners LLC, Initial Term Loan	4.000%	2/21/21	B–	903,407
24	Southcross Holdings Borrower L.P., Term Loan B, First Lien	3.500%	4/13/23	N/R	23,948
558	Western Refining, Inc., Term Loan B	4.250%	11/12/20	BB–	551,989
8,504	Total Oil, Gas & Consumable Fuels				4,222,380

	Pharmaceuticals – 5.0% (3.1% of Total Investments)

2,993	Endo Health Solutions, Inc., Term Loan B	3.750%	9/26/22	Ba1	2,987,511
2,000	Graceway Pharmaceuticals LLC, Second Lien Term Loan, (5)	0.000%	5/03/13	N/R	12,500
983	Patheon, Inc., Term Loan B	4.250%	3/11/21	B1	975,745
2,778	Pharmaceutical Product Development, Inc., Term Loan B, First Lien	4.250%	8/18/22	B1	2,777,669
2,322	Pharmaceutical Research Associates, Inc., Term Loan	4.500%	9/23/20	BB–	2,335,536
1,304	Valeant Pharmaceuticals International, Inc., Tranche B, Term Loan E	4.750%	8/05/20	BB–	1,270,319
2,523	Valeant Pharmaceuticals International, Inc., Tranche B, Term Loan F	5.000%	4/01/22	Ba2	2,475,983
14,903	Total Pharmaceuticals				12,835,263

	Professional Services – 0.4% (0.3% of Total Investments)

1,167	Ceridian Corporation, Term Loan B2	4.500%	9/15/20	Ba3	1,120,630

	Real Estate Investment Trust – 4.9% (3.0% of Total Investments)

7,541	Communications Sales & Leasing, Inc., Term Loan B, First Lien	5.000%	10/24/22	BB+	7,414,829
2,425	Realogy Corporation, Initial Term Loan B	3.750%	3/05/20	BB+	2,429,591
567	Starwood Property Trust, Inc., Term Loan B	3.500%	4/17/20	BB	563,603
2,342	Walter Investment Management Corporation, Tranche B, Term Loan, First Lien	4.750%	12/18/20	BB–	2,059,665
12,875	Total Real Estate Investment Trust				12,467,688

	Real Estate Management & Development – 0.7% (0.5% of Total Investments)

1,861	Capital Automotive LP, Term Loan, Second Lien	6.000%	4/30/20	B1	1,868,426

	Road & Rail – 0.3% (0.2% of Total Investments)

998	Quality Distribution, Term Loan, First Lien	5.750%	8/18/22	B1	887,775

Nuveen Investments	5

NSL	Nuveen Senior Income Fund
	Portfolio of Investments (continued)	April 30, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (2)	Ratings (3)	Value

	Semiconductors & Semiconductor Equipment – 8.4% (5.2% of Total Investments)

$1,200	Avago Technologies, Term Loan A	2.183%	2/01/21	BBB	$1,165,876
11,500	Avago Technologies, Term Loan B, First Lien	4.250%	2/01/23	BBB	11,527,956
1,000	Micron Technology, Inc., Term Loan B, First Lien, (WI/DD)	TBD	TBD	Baa2	1,006,875
2,557	Microsemi Corporation, Term Loan B, First Lien	5.250%	1/16/23	Ba2	2,578,794
1,995	NXP Semiconductor LLC, Term Loan B, First Lien	3.750%	12/07/20	BBB–	2,004,353
961	NXP Semiconductor LLC, Term Loan D	3.250%	1/11/20	BBB–	961,268
2,250	On Semiconductor Corp., Term Loan B, First Lien	5.250%	3/31/23	Ba1	2,264,906
21,463	Total Semiconductors & Semiconductor Equipment				21,510,028

	Software – 10.3% (6.4% of Total Investments)

1,170	Blackboard, Inc., Term Loan B3	4.750%	10/04/18	B+	1,101,294
2,075	BMC Software, Inc., Initial Term Loan	5.000%	9/10/20	B1	1,797,056
998	Computer Sciences Government Services, Term Loan B, First Lien	3.750%	11/28/22	BB+	1,002,020
2,424	Compuware Corporation, Tranche B2, Term Loan, First Lien	6.250%	12/15/21	B	2,345,985
750	Compuware Corporation, Term Loan, Second Lien, (WI/DD)	TBD	TBD	CCC+	649,063
1,743	Ellucian, Term Loan B, First Lien	4.750%	9/30/22	B	1,742,990
1,037	Emdeon Business Services LLC, Term Loan B2	3.750%	11/02/18	Ba3	1,036,182
5,915	Infor Global Solutions Intermediate Holdings, Ltd., Term Loan B5	3.750%	6/03/20	B+	5,791,023
995	Informatica Corp., Term Loan B	4.250%	8/05/22	B	983,288
785	Micro Focus International PLC, Term Loan B	5.250%	11/19/21	BB–	785,314
1,215	Micro Focus International PLC, Term Loan C	4.500%	11/20/19	BB–	1,213,481
3,378	Misys PLC, Term Loan B, First Lien	5.000%	12/12/18	B+	3,391,328
696	MSC Software Corporation, Initial Term Loan, First Lien	5.000%	5/29/20	B1	667,901
1,401	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., Term Loan B1	4.007%	7/08/22	BB	1,407,312
200	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., Term Loan B2	4.019%	7/08/22	BB	200,502
946	Vertafore, Inc., Term Loan, First Lien	4.250%	10/03/19	B+	948,989
1,244	Zebra Technologies Corporation, Term Loan B, First Lien	4.750%	10/27/21	BB+	1,254,687
26,972	Total Software				26,318,415

	Specialty Retail – 2.4% (1.5% of Total Investments)

500	Gardner Denver, Inc., Term Loan, (WI/DD)	TBD	TBD	B1	470,000
1,556	Jo-Ann Stores, Inc., Term Loan, First Lien	4.000%	3/16/18	Ba3	1,541,341
2,845	Petco Animal Supplies, Inc., Term Loan B1	5.750%	1/26/23	B1	2,865,548
1,337	Petsmart, Inc., Term Loan B	4.250%	3/11/22	BB–	1,333,842
6,238	Total Specialty Retail				6,210,731

	Technology Hardware, Storage & Peripherals – 5.4% (3.3% of Total Investments)

8,821	Dell, Inc., Term Loan B2	4.000%	4/29/20	BBB	8,824,707
5,000	Western Digital, Inc., Term Loan B, First Lien, (WI/DD)	TBD	TBD	BBB–	4,928,125
13,821	Total Technology Hardware, Storage & Peripherals				13,752,832

	Textiles, Apparel & Luxury Goods – 0.3% (0.2% of Total Investments)

500	Gymboree Corporation, Term Loan, (WI/DD)	TBD	TBD	B3	388,437
598	J Crew Group, Term Loan B, First Lien, (WI/DD)	TBD	TBD	B2	478,992
1,098	Total Textiles, Apparel & Luxury Goods				867,429

	Trading Companies & Distributors – 1.5% (0.9% of Total Investments)

3,090	HD Supply, Inc., Term Loan B	3.750%	8/13/21	BB	3,092,868
827	Neff Rental/Neff Finance Closing Date Loan, Second Lien	7.250%	6/09/21	B–	773,451
3,917	Total Trading Companies & Distributors				3,866,319

	Transportation Infrastructure – 0.5% (0.3% of Total Investments)

66	Ceva Group PLC, Canadian Term Loan	6.500%	3/19/21	B2	58,130
529	Ceva Group PLC, US Term Loan	6.500%	3/19/21	B2	465,041
371	Ceva Group PLC, Synthetic Letter of Credit Term Loan	6.500%	3/19/21	B2	326,232
384	Ceva Group PLC, Dutch B.V., Term Loan	6.500%	3/19/21	B2	337,154
1,350	Total Transportation Infrastructure				1,186,557

	Wireless Telecommunication Services – 2.1% (1.3% of Total Investments)

856	Asurion LLC, Term Loan B4, First Lien	5.000%	8/04/22	Ba3	851,553

6	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (2)	Ratings (3)	Value

	Wireless Telecommunication Services (continued)

$834	Asurion LLC, Term Loan B1	5.000%	5/24/19	Ba3	$833,662
2,951	Fairpoint Communications, Inc., Term Loan B	7.500%	2/14/19	B	2,947,032
673	T-Mobile USA, Term Loan B	3.500%	11/09/22	BBB–	678,110
5,314	Total Wireless Telecommunication Services				5,310,357
$365,575	Total Variable Rate Senior Loan Interests (cost $363,176,502)				346,478,575

Shares	Description (1)				Value

	COMMON STOCKS – 1.9% (1.2% of Total Investments)

	Banks – 0.8% (0.5% of Total Investments)

36,577	BLB Worldwide Holdings Inc., (7), (8)				$1,993,446

	Diversified Consumer Services – 0.4% (0.3% of Total Investments)

53,514	Cengage Learning Holdings II LP, (7), (8)				1,016,766
1,562,493	Education Management Corporation, (7), (8)				156
	Total Diversified Consumer Services				1,016,922

	Energy Equipment & Services – 0.1% (0.0% of Total Investments)

1,961	Vantage Drill International, (7), (8)				186,295

	Health Care Providers & Services – 0.1% (0.1% of Total Investments)

58,830	Millennium Health LLC, (7), (8)				382,395

	Media – 0.5% (0.3% of Total Investments)

3,479	Cumulus Media, Inc., (8)				1,293
6,268	Metro-Goldwyn-Mayer, (7), (8)				501,440
18,422	Tribune Media Company				710,168
14,825	Tribune Media Company, (6)				—
4,605	Tribune Publishing Company				52,175
	Total Media				1,265,076

	Oil, Gas & Consumable Fuels – 0.0% (0.0% of Total Investments)

27	Southcross Holdings Borrower LP, (7), (8)				6,750

	Professional Services – 0.0% (0.0% of Total Investments)

47,152	Vertrue, Inc., (7), (8)				84,874

	Software – 0.0% (0.0% of Total Investments)

291,294	Eagle Topco LP, (6), (8)				—
	Total Common Stocks (cost $5,575,604)				4,935,758

Shares	Description (1)	Coupon		Ratings (3)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 0.0% (0.0% of Total Investments)

	Diversified Consumer Services – 0.0% (0.0% of Total Investments)

1,738	Education Management Corporation, (7)	7.500%		N/R	$3,476
	Total $25 Par (or similar) Retail Preferred (cost $4,219)				3,476

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	CORPORATE BONDS – 16.1% (10.0% of Total Investments)

	Commercial Services & Supplies – 0.5% (0.3% of Total Investments)

$1,233	NES Rental Holdings Inc., 144A	7.875%	5/01/18	B–	$1,177,515

	Communications Equipment – 0.2% (0.1% of Total Investments)

3,125	Avaya Inc., 144A	10.500%	3/01/21	Caa2	625,000

Nuveen Investments	7

NSL	Nuveen Senior Income Fund
	Portfolio of Investments (continued)	April 30, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Containers & Packaging – 0.3% (0.2% of Total Investments)

$776	Reynolds Group	9.875%	8/15/19	CCC+	$802,190

	Diversified Telecommunication Services – 2.1% (1.3% of Total Investments)

600	Frontier Communications Corporation, 144A	8.875%	9/15/20	BB	635,250
1,585	Frontier Communications Corporation	6.250%	9/15/21	BB	1,474,050
1,350	Frontier Communications Corporation	6.875%	1/15/25	BB	1,123,875
215	IntelSat Limited	6.750%	6/01/18	CC	166,087
3,050	IntelSat Limited	7.750%	6/01/21	CC	1,021,750
2,650	IntelSat Limited	8.125%	6/01/23	CC	867,875
9,450	Total Diversified Telecommunication Services				5,288,887

	Health Care Equipment & Supplies – 3.7% (2.3% of Total Investments)

2,025	Kinetic Concepts	10.500%	11/01/18	B–	2,046,566
1,000	Kinetic Concepts	12.500%	11/01/19	CCC+	960,000
3,500	Tenet Healthcare Corporation	6.000%	10/01/20	Ba2	3,710,000
1,100	Tenet Healthcare Corporation	8.125%	4/01/22	B3	1,141,250
1,560	Tenet Healthcare Corporation	6.750%	6/15/23	B3	1,548,300
9,185	Total Health Care Equipment & Supplies				9,406,116

	Health Care Providers & Services – 2.1% (1.3% of Total Investments)

1,000	Community Health Systems, Inc.	8.000%	11/15/19	B+	1,006,250
1,020	Community Health Systems, Inc.	5.125%	8/01/21	BB	1,022,968
2,400	Community Health Systems, Inc.	6.875%	2/01/22	B+	2,182,500
600	IASIS Healthcare Capital Corporation	8.375%	5/15/19	CCC+	573,000
750	Select Medical Corporation	6.375%	6/01/21	B–	711,563
5,770	Total Health Care Providers & Services				5,496,281

	Hotels, Restaurants & Leisure – 0.5% (0.3% of Total Investments)

1,550	Scientific Games International Inc.	10.000%	12/01/22	B	1,281,075

	Media – 3.0% (1.9% of Total Investments)

100	CCO Safari II LLC, 144A	3.579%	7/23/20	BBB–	103,850
1,524	Clear Channel Communications, Inc.	10.000%	1/15/18	CC	601,980
2,872	Clear Channel Communications, Inc.	9.000%	12/15/19	Caa1	2,225,800
6,468	Clear Channel Communications, Inc.	14.000%	2/01/21	CC	1,762,445
3,050	Clear Channel Communications, Inc.	9.000%	3/01/21	Caa1	2,157,875
1,000	Dish DBS Corporation	5.875%	11/15/24	BB–	938,750
15,014	Total Media				7,790,700

	Real Estate Investment Trust – 0.3% (0.2% of Total Investments)

750	iStar Inc.	4.000%	11/01/17	B+	738,750

	Semiconductors & Semiconductor Equipment – 0.7% (0.4% of Total Investments)

1,075	Advanced Micro Devices, Inc.	7.750%	8/01/20	CCC	860,000
1,200	Advanced Micro Devices, Inc.	7.500%	8/15/22	CCC	921,000
2,275	Total Semiconductors & Semiconductor Equipment				1,781,000

	Software – 0.6% (0.4% of Total Investments)

1,330	BMC Software Finance Inc., 144A	8.125%	7/15/21	CCC+	984,200
700	Boxer Parent Company Inc./BMC Software, 144A	9.000%	10/15/19	CCC+	514,500
2,030	Total Software				1,498,700

	Wireless Telecommunication Services – 2.1% (1.3% of Total Investments)

500	FairPoint Communications Inc., 144A	8.750%	8/15/19	B	472,500
1,000	Sprint Capital Corporation	6.900%	5/01/19	B+	915,000
500	Sprint Corporation	7.875%	9/15/23	B+	390,000
2,000	Sprint Corporation	7.125%	6/15/24	B+	1,500,000

8	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Wireless Telecommunication Services (continued)

$1,750	T-Mobile USA Inc.	6.250%	4/01/21	BB	$1,824,375
75	T-Mobile USA Inc.	6.731%	4/28/22	BB	79,049
75	T-Mobile USA Inc.	6.836%	4/28/23	BB	79,969
5,900	Total Wireless Telecommunication Services				5,260,893
$57,058	Total Corporate Bonds (cost $55,043,348)				41,147,107
	Total Long-Term Investments (cost $423,799,673)				392,564,916

Principal Amount (000)	Description (1)	Coupon	Maturity		Value

	SHORT-TERM INVESTMENTS – 7.8% (4.8% of Total Investments)

	REPURCHASE AGREEMENTS – 7.8% (4.8% of Total Investments)

$19,963	Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/29/16, repurchase price $19,963,224, collateralized by $19,120,000 U.S. Treasury Notes, 2.500%, due 8/15/23, value $20,362,800	0.030%	5/02/16		$19,963,174
	Total Short-Term Investments (cost $19,963,174)				19,963,174
	Total Investments (cost $443,762,847) – 161.3%				412,528,090
	Borrowings – (39.5)% (9), (10)				(101,000,000)
	Variable Rate Term Preferred Shares, at Liquidation Preference – (17.6)% (11)				(45,000,000)
	Other Assets Less Liabilities – (4.2)%				(10,788,743)
	Net Assets Applicable to Common Shares – 100%				$255,739,347

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3		Total
Long-Term Investments:
Variable Rate Senior Loan Interests	$—	$346,478,575	$—	*	$346,478,575
Common Stocks	763,636	4,172,122	—	*	4,935,758
$25 Par (or similar) Retail Preferred	—	3,476	—		3,476
Corporate Bonds	—	41,147,107	—		41,147,107

Short-Term Investments:
Repurchase Agreements	—	19,963,174	—		19,963,174
Total	$763,636	$411,764,454	$—		$412,528,090
*	Value equals zero as of the end of the reporting period.

Nuveen Investments	9

NSL	Nuveen Senior Income Fund
	Portfolio of Investments (continued)	April 30, 2016 (Unaudited)

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of April 30, 2016, the cost of investments was $443,776,683.

Gross unrealized appreciation and gross unrealized depreciation of investments as of April 30, 2016, were as follows:

Gross unrealized:
Appreciation	$5,055,941
Depreciation	(36,304,534)
Net unrealized appreciation (depreciation) of investments	$(31,248,593)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)	Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(5)	As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

(6)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(7)	For fair value measurement disclosure purposes, investment classified as Level 2.

(8)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(9)	Borrowings as a percentage of Total Investments is 24.5%.

(10)	The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) as collateral for borrowings.

(11)	Variable Rate Term Preferred Shares, at Liquidation Preference as a percentage of Total Investments is 10.9%.

(DD1)	Portion of investment purchased on a delayed delivery basis.

(WI/DD)	Purchased on a when-issued or delayed delivery basis.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

TBD	Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

10	Nuveen Investments

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Senior Income Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: June 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: June 29, 2016

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: June 29, 2016